Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net sales
Total net sales	$ 155,300	$ 153,833
Cost of sales
Total cost of sales	78,843	78,183
Gross profit	76,457	75,650
Operating expenses
Research and development, net	22,574	25,110
Selling, general and administrative	57,154	57,005
Total operating expenses	79,728	82,115
Operating loss	(3,271)	(6,465)
Financial income, net	753	8
Loss before income taxes	(2,518)	(6,457)
Income tax expenses	1,218	601
Share in profits (losses) of associated companies	1,423	(6,073)
Net loss	(2,313)	(13,131)
Net loss attributable to non-controlling interests	(43)	(90)
Net loss attributable to Stratasys Ltd.	$ (2,270)	$ (13,041)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.04)	$ (0.24)
Weighted average ordinary shares outstanding - basic and diluted	53,966	53,657
Comprehensive loss
Net loss	$ (2,313)	$ (13,131)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(427)	2,011
Unrealized gains (losses) on derivatives designated as cash flow hedges	995	(325)
Other comprehensive income, net of tax	568	1,686
Comprehensive loss	(1,745)	(11,445)
Less: comprehensive loss attributable to non-controlling interests	(43)	(90)
Comprehensive loss attributable to Stratasys Ltd.	(1,702)	(11,355)
Products [Member]
Net sales
Total net sales	105,091	103,917
Cost of sales
Total cost of sales	44,169	45,218
Services [Member]
Net sales
Total net sales	50,209	49,916
Cost of sales
Total cost of sales	$ 34,674	$ 32,965